Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Securities owned	$ 358,679,830	$ 464,744,436
Level 1
Fair Value Measurements
Total	488,123,092	760,786,632
Level 2
Fair Value Measurements
Total	75,433,303	46,633,346
Total
Fair Value Measurements
Total	563,556,395	807,419,978
Recurring basis | Level 1 | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts		66,744,630
Securities owned	9,985,550	23,977,327
Recurring basis | Level 1 | U.S. and foreign futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	2,225,736	5,567,077
Recurring basis | Level 1 | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts		(4,282)
Recurring basis | Level 1 | U.S. Commercial paper
Fair Value Measurements
Cash and cash equivalents	183,847,222	264,772,440
Securities owned	25,782,069	31,279,645
Recurring basis | Level 1 | U.S. Government-sponsored enterprises
Fair Value Measurements
Securities owned	266,282,515	368,449,795
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	1,444,845	2,462,328
Recurring basis | Level 2 | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	10,638
Recurring basis | Level 2 | Bank deposits
Fair Value Measurements
Cash and cash equivalents	17,348,124	3,133,349
Securities owned		41,037,669
Recurring basis | Level 2 | Corporate bonds
Fair Value Measurements
Securities owned	56,629,696
Recurring basis | Total | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts		66,744,630
Securities owned	9,985,550	23,977,327
Recurring basis | Total | U.S. and foreign futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	2,225,736	5,567,077
Recurring basis | Total | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	1,444,845	2,462,328
Recurring basis | Total | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	10,638	(4,282)
Recurring basis | Total | Bank deposits
Fair Value Measurements
Cash and cash equivalents	17,348,124	3,133,349
Securities owned		41,037,669
Recurring basis | Total | U.S. Commercial paper
Fair Value Measurements
Cash and cash equivalents	183,847,222	264,772,440
Securities owned	25,782,069	31,279,645
Recurring basis | Total | U.S. Government-sponsored enterprises
Fair Value Measurements
Securities owned	266,282,515	368,449,795
Recurring basis | Total | Corporate bonds
Fair Value Measurements
Securities owned	$ 56,629,696